ACCUMULATED OTHER COMPREHENSIVE LOSS - SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Loss
Balance at beginning of the period	$ (136,820,000)	$ (78,048,000)	$ (78,048,000)
Total other comprehensive income (loss)	7,487,000	(48,988,000)	(59,011,000)	$ (62,051,000)	$ 6,854,000
Balance at end of the period	(129,330,000)		(136,820,000)	(78,048,000)
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Loss
Balance at beginning of the period	(139,784,000)	(76,800,000)	(76,800,000)	(17,090,000)
Other comprehensive (loss) income			(60,793,000)
Amounts reclassified to earnings			(2,191,000)
Total other comprehensive income (loss)	7,490,000	(49,216,000)	(62,984,000)	(59,710,000)
Balance at end of the period			(139,784,000)	(76,800,000)	(17,090,000)
Unrealized (Loss) Gain On Available-For-Sale Security
Accumulated Other Comprehensive Loss
Balance at beginning of the period	2,964,000	(1,248,000)	(1,248,000)	702,000
Other comprehensive (loss) income			4,212,000
Amounts reclassified to earnings			0
Total other comprehensive income (loss)	0	515,000	4,212,000	(1,950,000)
Balance at end of the period			2,964,000	(1,248,000)	702,000
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive Loss
Balance at beginning of the period	(136,820,000)	(78,048,000)	(78,048,000)	(16,388,000)
Other comprehensive (loss) income			(56,581,000)
Amounts reclassified to earnings	0	0	(2,191,000)
Total other comprehensive income (loss)	7,490,000	(48,701,000)	(58,772,000)	(61,660,000)
Balance at end of the period			(136,820,000)	(78,048,000)	$ (16,388,000)
Tax benefit or provision in AOCI	$ 0	$ 0	$ 0	$ 0